Acquisitions and Business Combinations	12 Months Ended
Jun. 30, 2019
Disclosure of detailed information about business combination [abstract]
Acquisitions and Business Combinations
ACQUISITIONS AND BUSINESS COMBINATIONS

ACQUISITION OF THE MOAB KHOTSONG OPERATIONS

Effective 1 March 2018 the group acquired the Moab Khotsong and Great Noligwa mines and related infrastructure as well as gold-bearing tailings and the Nufcor uranium plant (collectively the Moab Khotsong operations) from AngloGold Ashanti Limited on a going concern basis. The addition of the Moab Khotsong operations increased the group's production ounces, free cash flows and average underground gold recovery grade. The combined assets acquired and liabilities assumed constitute a business as defined by IFRS 3, Business Combinations.

The cash consideration paid to acquire the Moab Khotsong operations amounted to R3 474 million ($300 million). The group incurred acquisition-related costs of R98 million on advisory and legal fees. These costs are recognised as acquisition-related costs in the income statement. Furthermore, the group incurred R63 million on the integration of the operation in 2018 and R8 million in 2019. These costs are recognised as corporate, administration and other expenditure in the income statement for the year ended 30 June 2018.

12	ACQUISITIONS AND BUSINESS COMBINATIONS continued

ACQUISITION OF THE MOAB KHOTSONG OPERATIONS continued

Identifiable assets acquired and liabilities assumed

For the year ended 30 June 2018, the purchase price allocation (PPA) was initially prepared on a provisional basis in accordance with IFRS 3. Subsequent to the issue of the 2018 financial statements, the PPA was finalised and the final amounts of the identifiable assets acquired and liabilities assumed are reported below. A decrease of R32 million was made to the mineral right value capitalised following the finalisation of the effective date tax values and deferred tax calculation. This increased the amount of goodwill recognised as part of the acquisition. The comparative figures as at 30 June 2018 have been re-presented for this change.The measurement period has now closed and the accounting for the acquisition has been concluded.

The fair value of the identifiable net assets acquired was determined on the expected discounted cash flows based on the life-of-mine plans of the Moab Khotsong operations at post-tax real discount rates ranging between 8.20% and 11.30%, exchange rates ranging between R/US$11.86 and R/US$15.82, gold prices ranging between $1 249/oz and $1 302/oz and uranium prices ranging between $30.44/lb and $37.47/lb. The valuation was performed as at 1 March 2018.

The fair values as at the effective date are as follows:

	SA rand
Figures in million	2019	2018

Property, plant and equipment	—	3 691
Environmental rehabilitation trust funds	—	382
Inventories	—	72
Deferred tax liabilities	—	(75)
Provision for environmental rehabilitation	—	(663)
Retirement benefit obligation	—	(10)
KOSH decant provision (refer to note 28)	—	(37)
Leave liabilities	—	(140)
Other payables	—	(48)

Fair value of net identifiable assets acquired	—	3 172

Goodwill

Goodwill arising from the acquisition has been recognised as follows:

	SA rand
Figures in million	2019	2018

Consideration paid	—	3 474
Fair value of net identifiable assets acquired	—	(3 172)

Goodwill	—	302

The goodwill has been allocated to the Moab Khotsong operations. The goodwill is attributable mainly to the skills and technical talent of the Moab Khotsong operations' work force. None of the goodwill recognised is deductible for tax purposes.

ACQUISITION OF FULL OWNERSHIP OF HIDDEN VALLEY

The group had a 50% interest in certain mining and exploration assets located in the Morobe province, PNG. Newcrest Mining Limited (Newcrest) owned the remaining 50% interest in these assets. The assets included the Hidden Valley mine and the Wafi-Golpu project. On 19 September 2016 Harmony announced the agreement to purchase Newcrest PNG 1 Ltd, the wholly owned subsidiary of Newcrest which held Newcrest's 50% interest in the Hidden Valley joint venture, for a cash consideration of US$1. As part of the transaction, Newcrest made a once-off contribution of $22.5 million (R309 million) towards Hidden Valley’s future estimated environmental liability. The transaction was conditional upon certain regulatory approvals which were obtained on 25 October 2016 and Harmony gained control over Hidden Valley from this date.

The step-up transaction from joint control to control has been accounted for in terms of IFRS 3.

As a result of the acquisition of Hidden Valley, a gain on bargain purchase of R848 million was recognised in 2017. The gain on bargain purchase is calculated as the difference between the consideration paid of US$1 and the fair value of the net identifiable assets acquired of R848 million.